General and Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administration Expenses [Abstract]
Schedule of General and Administration Expenses
	Consolidated
	2024	2023	2022
	$	$	$
Salaries and benefits	724,093	784,089	847,036
Professional fees	675,624	713,339	455,902
Insurance	188,451	289,490	206,921
Travel expenses	46,381	32,044	4,637
Depreciation	32,039	41,201	37,386
Occupancy and office expenses	79,891	93,046	33,793
Other	224,370	303,199	283,714
	1,970,849	2,256,408	1,869,389